UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 27.3%
Consumer Discretionary 5.0%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,200,000	1,264,500
Comcast Corp., 5.15%, 3/1/2020		450,000	491,804
DIRECTV Holdings LLC, 6.35%, 3/15/2040		815,000	881,785
Discovery Communications LLC, 5.05%, 6/1/2020		1,000,000	1,088,382
Home Depot, Inc., 5.4%, 9/15/2040		420,000	421,844
MGM Resorts International, 144A, 9.0%, 3/15/2020		750,000	789,375
NBC Universal, Inc., 144A, 5.95%, 4/1/2041 (b)		277,000	284,925
Norcraft Companies LP, 10.5%, 12/15/2015		100,000	104,500
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016		1,100,000	1,144,000
Time Warner Cable, Inc.:
6.75%, 7/1/2018		125,000	149,080
7.3%, 7/1/2038		40,000	49,134
Time Warner, Inc.:
6.2%, 3/15/2040		400,000	435,759
7.625%, 4/15/2031		400,000	495,936
Yum! Brands, Inc., 3.875%, 11/1/2020		465,000	464,371

			8,065,395
Consumer Staples 2.3%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		750,000	972,909
CVS Caremark Corp.:
6.125%, 9/15/2039		500,000	551,967
6.25%, 6/1/2027		332,000	378,509
Kraft Foods, Inc., 5.375%, 2/10/2020		1,335,000	1,491,260
Kroger Co., 5.4%, 7/15/2040		375,000	389,750

			3,784,395
Energy 3.0%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		600,000	798,402
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	495,130
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		500,000	540,609
6.95%, 1/15/2038		510,000	580,600
ONEOK Partners LP, 6.15%, 10/1/2016		482,000	557,314
Plains All American Pipeline LP, 8.75%, 5/1/2019		1,200,000	1,523,054
Weatherford International Ltd., 5.125%, 9/15/2020		400,000	408,912

			4,904,021
Financials 9.7%
American Express Co., 7.0%, 3/19/2018		988,000	1,189,931
Bank of America Corp.:
5.75%, 12/1/2017		710,000	759,099
6.5%, 8/1/2016		175,000	196,770
Series L, 7.625%, 6/1/2019		580,000	687,794
Citigroup, Inc., 5.375%, 8/9/2020		1,500,000	1,551,948
Covidien International Finance SA, 4.2%, 6/15/2020		750,000	799,361
Discover Bank, 8.7%, 11/18/2019		710,000	837,767
Fifth Third Bancorp., 5.45%, 1/15/2017		651,000	682,950
Ford Motor Credit Co., LLC, 7.8%, 6/1/2012		1,500,000	1,595,274
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		300,000	275,204
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,500,000	1,644,652
KeyBank NA, 5.7%, 11/1/2017		800,000	845,950
Lincoln National Corp., 8.75%, 7/1/2019		500,000	643,181
MetLife, Inc., Series A, 6.817%, 8/15/2018		400,000	482,585
Morgan Stanley, Series F, 6.625%, 4/1/2018		475,000	526,611
PNC Bank NA, 6.875%, 4/1/2018		200,000	234,969
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		150,000	163,963
6.2%, 1/15/2015		100,000	112,634
7.375%, 6/15/2019		120,000	146,178
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	1,268,773	42,308
Santander US Debt SA Unipersonal, 144A, 3.781%, 10/7/2015 (b)		1,000,000	993,000
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		800,000	879,910
Toll Brothers Finance Corp., 8.91%, 10/15/2017		350,000	407,387

			15,699,426
Health Care 1.7%
Express Scripts, Inc.:
6.25%, 6/15/2014		385,000	442,020
7.25%, 6/15/2019		720,000	905,443
HCA, Inc., 9.25%, 11/15/2016		425,000	460,063
Medco Health Solutions, Inc., 7.125%, 3/15/2018		715,000	878,079

			2,685,605
Industrials 0.9%
CSX Corp.:
6.15%, 5/1/2037		400,000	455,008
6.25%, 3/15/2018		800,000	949,752

			1,404,760
Information Technology 0.2%
Microsoft Corp., 4.5%, 10/1/2040		300,000	298,040
Materials 0.8%
ArcelorMittal, 6.125%, 6/1/2018		500,000	540,758
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		600,000	762,378

			1,303,136
Telecommunication Services 2.7%
American Tower Corp., 5.05%, 9/1/2020		1,200,000	1,229,035
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020		350,000	361,595
Frontier Communications Corp., 8.125%, 10/1/2018		1,000,000	1,092,500
Qwest Communications International, Inc., 8.0%, 10/1/2015		750,000	811,875
Windstream Corp., 8.625%, 8/1/2016		775,000	819,563

			4,314,568
Utilities 1.0%
DTE Energy Co., 7.625%, 5/15/2014		152,000	180,720
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		26,811	22,410
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		517,000	520,996
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	116,552
Sempra Energy, 6.5%, 6/1/2016		650,000	777,699

			1,618,377

Total Corporate Bonds (Cost $40,371,940)			44,077,723
Mortgage-Backed Securities Pass-Throughs 29.9%
Federal Home Loan Mortgage Corp.:
4.5%, 12/1/2034		840,679	882,451
5.499% **, 2/1/2038		510,903	544,215
5.5%, with various maturities from 10/1/2023 until 8/1/2024		424,050	454,743
6.5%, 3/1/2026		805,324	900,015
7.0%, 1/1/2038		138,638	152,420
Federal National Mortgage Association:
3.5%, 3/1/2025 (b)		7,500,000	7,739,062
3.579% **, 8/1/2037		125,530	131,791
4.0%, with various maturities from 4/1/2039 until 9/1/2040 (b)		8,246,034	8,482,792
4.5%, 6/1/2034		759,616	799,170
5.0%, with various maturities from 2/1/2021 until 8/1/2040		3,251,051	3,431,988
5.102% **, 9/1/2038		267,746	285,531
5.381% **, 1/1/2038		609,048	647,618
5.5%, with various maturities from 12/1/2032 until 4/1/2037 (b)		7,358,780	7,856,437
6.0%, with various maturities from 4/1/2024 until 9/1/2035 (b)		7,592,034	8,175,183
6.5%, with various maturities from 3/1/2017 until 12/1/2037 (b)		2,416,873	2,644,296
8.0%, 9/1/2015		18,059	19,643
Government National Mortgage Association:
4.5%, 5/1/2039 (b)		1,600,000	1,684,000
5.0%, 4/1/2038 (b)		1,600,000	1,703,750
5.5%, 4/1/2036 (b)		1,600,000	1,720,125

Total Mortgage-Backed Securities Pass-Throughs (Cost $47,348,963)			48,255,230
Asset-Backed 0.5%
Automobile Receivables
Ford Credit Auto Owner Trust, "A3", Series 2009-B, 2.79%, 8/15/2013 (Cost $816,938)		800,000	814,256
Commercial Mortgage-Backed Securities 5.2%
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-4, 5.741% **, 2/10/2051		600,000	645,351
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050		1,738,000	1,870,311
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2006-CD2, 5.348% **, 1/15/2046		1,850,000	1,994,013
GS Mortgage Securities Corp. II:
"J", Series 2007-GG10, 144A, 5.808% **, 8/10/2045 *		1,096,000	15,344
"K", Series 2007-GG10, 144A, 5.808% **, 8/10/2045 *		767,000	5,753
JPMorgan Chase Commercial Mortgage Securities Corp.:
"E", Series 2007-LD11, 5.818% **, 6/15/2049		590,000	74,950
"F", Series 2007-LD11, 5.818% **, 6/15/2049		650,000	50,075
"G", Series 2007-LD11, 144A, 5.818% **, 6/15/2049		760,000	48,809
"H", Series 2007-LD11, 144A, 5.818% **, 6/15/2049		460,000	21,850
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		1,750,000	1,872,498
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,000,000	1,043,289
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.826% **, 6/12/2050		590,000	640,813
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.744% **, 6/15/2049		770,000	98,332

Total Commercial Mortgage-Backed Securities (Cost $11,872,351)			8,381,388
Collateralized Mortgage Obligations 4.3%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		670,390	627,444
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		162,786	97,365
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.806% **, 2/25/2048		1,890,141	1,893,733
Federal Home Loan Mortgage Corp.:
"PD", Series 2774, 5.0%, 8/15/2032		1,010,000	1,086,054
"PE", Series 2898, 5.0%, 5/15/2033		335,000	364,723
"KG", Series 2987, 5.0%, 12/15/2034		1,470,000	1,606,706
Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	818,555
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	400,561
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034		13,913	13,220
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018		2,158	2,228

Total Collateralized Mortgage Obligations (Cost $6,586,298)			6,910,589
Government & Agency Obligations 25.8%
Sovereign Bonds 3.0%
Republic of Argentina:
GDP Linked Note, Zero Coupon, 12/15/2035		410,000	38,674
8.28%, 12/31/2033		642,413	534,167
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	40,576
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	45,600
Republic of Indonesia, REG S, 8.5%, 10/12/2035		325,000	473,687
Republic of Panama:
5.2%, 1/30/2020		425,000	470,687
7.125%, 1/29/2026		220,000	279,400
7.25%, 3/15/2015		80,000	95,600
Republic of Peru, 7.125%, 3/30/2019		600,000	751,500
Republic of Philippines:
7.75%, 1/14/2031		100,000	133,000
9.5%, 2/2/2030		60,000	92,028
Republic of Poland, 6.375%, 7/15/2019		210,000	247,416
Republic of Serbia, REG S, 6.75%, 11/1/2024		497,833	485,388
Russian Federation, 144A, 5.0%, 4/29/2020		1,000,000	1,042,000

			4,729,723
US Government Sponsored Agency 0.8%
Federal National Mortgage Association, 6.625%, 11/15/2030		950,000	1,306,963
US Treasury Obligations 22.0%
US Treasury Bill, 0.185% ***, 3/17/2011 (c)		969,000	968,191
US Treasury Bonds:
4.75%, 2/15/2037 (d)		3,600,000	4,303,688
5.375%, 2/15/2031		900,000	1,158,750
US Treasury Notes:
1.75%, 1/31/2014 (d)		25,000,000	25,816,400
3.625%, 2/15/2020		3,000,000	3,290,391

			35,537,420

Total Government & Agency Obligations (Cost $39,518,042)			41,574,106
Loan Participations and Assignments 0.2%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014		205,000	232,429
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	112,500

Total Loan Participations and Assignments (Cost $302,689)			344,929
Municipal Bonds and Notes 5.5%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		420,000	429,080
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035		465,000	503,828
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	763,835
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		560,000	557,407
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,800,000	1,820,916
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (e)		315,000	276,113
McLennan County, TX, Junior College, 5.0%, 8/15/2032 (e)		340,000	358,632
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043		400,000	431,944
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013 (e)		860,000	977,983
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	1,015,104
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035 (e)		515,000	530,888
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (e)		895,000	915,531
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	304,329

Total Municipal Bonds and Notes (Cost $8,429,061)			8,885,590

	Shares	Value ($)
Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $24,692)	1,180	29,276
Securities Lending Collateral 17.7%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $28,520,661)	28,520,661	28,520,661
Cash Equivalents 19.2%
Central Cash Management Fund, 0.21% (f) (Cost $31,034,868)	31,034,868	31,034,868

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $214,826,503) †	135.6	218,828,616
Other Assets and Liabilities, Net	(35.6)	(57,404,990)

Net Assets	100.0	161,423,626

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $214,841,698.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $3,986,918.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,329,860 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,342,942.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $27,839,592 which is 17.2% of net assets.
(e)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Corp.	0.5
Assured Guaranty Municipal Corp.	0.6
Financial Guaranty Insurance Co.	0.2
Radian Asset Assurance, Inc.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/20/2010	35	4,302,459	72,796

At September 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	12/21/2010	80	10,083,750	(111,375)
2 Year US Treasury Note	USD	12/31/2010	100	21,948,438	(46,875)
5 Year US Treasury Note	USD	12/31/2010	25	3,021,680	(19,727)
Federal Republic of Germany Euro-Bund	EUR	12/8/2010	35	6,271,020	(19,085)
Japanese Yen Currency	USD	12/13/2010	13	1,950,163	(20,500)
Total net unrealized Depreciation					(217,562)

As of September 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	36,000,000	USD	1,168,054	11/12/2010	(5,424)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$44,077,723	$—	$44,077,723
Mortgage-Backed Securities Pass-Throughs	—	48,255,230	—	48,255,230
Asset-Backed	—	814,256	—	814,256
Commercial Mortgage-Backed Securities	—	8,381,388	—	8,381,388
Collateralized Mortgage Obligations	—	6,910,589	—	6,910,589
Government & Agency Obligations	—	40,605,915	—	40,605,915
Loan Participations and Assignments	—	344,929	—	344,929
Municipal Bonds and Notes	—	8,885,590	—	8,885,590
Preferred Stock	29,276	—	—	29,276
Short-Term Investments(h)	59,555,529	968,191	—	60,523,720
Total	$59,584,805	$159,243,811	$—	$218,828,616
Liabilities
Derivatives(i)	$(144,766)	$(5,424)	$—	$(150,190)
Total	$(144,766)	$(5,424)	$—	$(150,190)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:
Government & Agency Obligations
Balance as of December 31, 2009	$41,830
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	(41,830	)(j)
Balance as of September 30, 2010	$—
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2010	$—

Transfers between price levels are recognized at the beginning of the reporting period.

(j) The investment was transferred from Level 3 to Level 2 because the investment commenced trading on a securities exchange.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(20,500)	$(5,424)
Interest Rate Contracts	$(124,266)	$—

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 14.6%
Auto Components 1.7%
BorgWarner, Inc.* (a)	225,700	11,876,334
Hotels Restaurants & Leisure 3.3%
Darden Restaurants, Inc. (a)	157,300	6,729,294
Marriott International, Inc. "A" (a)	287,711	10,308,685
McDonald's Corp. (a)	71,800	5,349,818

		22,387,797
Media 1.9%
Scripps Networks Interactive "A" (a)	267,800	12,741,924
Multiline Retail 2.9%
Dollar General Corp.* (a)	138,600	4,054,050
Kohl's Corp.* (a)	167,200	8,808,096
Nordstrom, Inc. (a)	185,400	6,896,880

		19,759,026
Specialty Retail 2.7%
Limited Brands, Inc. (a)	432,700	11,587,706
TJX Companies, Inc. (a)	160,200	7,149,726

		18,737,432
Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc. "B" (a)	174,515	13,985,632
Consumer Staples 6.2%
Beverages 2.2%
PepsiCo, Inc.	225,325	14,970,593
Food & Staples Retailing 2.2%
Sysco Corp. (a)	271,400	7,740,328
Wal-Mart Stores, Inc. (a)	137,100	7,337,592

		15,077,920
Household Products 1.8%
Church & Dwight Co., Inc. (a)	76,000	4,935,440
Colgate-Palmolive Co. (a)	90,340	6,943,532

		11,878,972
Energy 9.7%
Energy Equipment & Services 2.0%
National Oilwell Varco, Inc.	76,200	3,388,614
Schlumberger Ltd. (a)	163,900	10,097,879

		13,486,493
Oil, Gas & Consumable Fuels 7.7%
Alpha Natural Resources, Inc.*	232,000	9,546,800
Anadarko Petroleum Corp. (a)	124,400	7,097,020
EOG Resources, Inc. (a)	91,000	8,460,270
ExxonMobil Corp.	210,600	13,012,974
Occidental Petroleum Corp.	184,700	14,462,010

		52,579,074
Financials 4.6%
Capital Markets 3.5%
Charles Schwab Corp. (a)	366,500	5,094,350
Morgan Stanley (a)	323,100	7,974,108
T. Rowe Price Group, Inc. (a)	214,200	10,723,923

		23,792,381
Diversified Financial Services 0.7%
IntercontinentalExchange, Inc.* (a)	41,900	4,387,768
Insurance 0.4%
MetLife, Inc.	75,800	2,914,510
Health Care 11.7%
Biotechnology 5.4%
Amgen, Inc.* (a)	150,700	8,305,077
Celgene Corp.* (a)	337,470	19,441,647
Gilead Sciences, Inc.* (a)	249,605	8,888,434

		36,635,158
Health Care Equipment & Supplies 2.8%
Edwards Lifesciences Corp.* (a)	120,300	8,066,115
Thoratec Corp.* (a)	142,200	5,258,556
Zimmer Holdings, Inc.* (a)	106,700	5,583,611

		18,908,282
Health Care Providers & Services 3.0%
Express Scripts, Inc.* (a)	309,700	15,082,390
McKesson Corp. (a)	82,900	5,121,562

		20,203,952
Pharmaceuticals 0.5%
Abbott Laboratories	74,300	3,881,432
Industrials 14.7%
Aerospace & Defense 4.3%
Rockwell Collins, Inc. (a)	169,600	9,879,200
TransDigm Group, Inc. (a)	114,600	7,110,930
United Technologies Corp.	176,000	12,536,480

		29,526,610
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	99,100	6,885,468
Electrical Equipment 4.1%
AMETEK, Inc. (a)	321,600	15,362,832
Roper Industries, Inc. (a)	189,300	12,338,574

		27,701,406
Machinery 2.9%
Navistar International Corp.* (a)	162,900	7,108,956
Parker Hannifin Corp. (a)	182,900	12,813,974

		19,922,930
Road & Rail 2.4%
Norfolk Southern Corp. (a)	271,800	16,174,818
Information Technology 31.2%
Communications Equipment 5.5%
Cisco Systems, Inc.* (a)	1,134,055	24,835,805
QUALCOMM, Inc. (a)	277,870	12,537,494

		37,373,299
Computers & Peripherals 9.4%
Apple, Inc.* (a)	134,154	38,066,197
EMC Corp.* (a)	676,515	13,740,020
Hewlett-Packard Co.	282,800	11,897,396

		63,703,613
Internet Software & Services 3.5%
Akamai Technologies, Inc.* (a)	172,600	8,661,068
Google, Inc. "A"*	28,325	14,893,002

		23,554,070
IT Services 2.4%
Accenture PLC "A" (a)	122,000	5,183,780
International Business Machines Corp.	63,710	8,546,059
Visa, Inc. "A" (a)	39,100	2,903,566

		16,633,405
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	574,290	11,043,597
Software 8.8%
Check Point Software Technologies Ltd.* (a)	157,700	5,823,861
Concur Technologies, Inc.* (a)	195,000	9,640,800
Microsoft Corp.	691,280	16,929,447
Oracle Corp. (a)	718,955	19,303,942
Solera Holdings, Inc. (a)	177,700	7,847,232

		59,545,282
Materials 5.7%
Chemicals 2.0%
The Mosaic Co. (a)	235,500	13,837,980
Containers & Packaging 1.6%
Owens-Illinois, Inc.* (a)	396,000	11,111,760
Metals & Mining 2.1%
Freeport-McMoRan Copper & Gold, Inc. (a)	163,800	13,986,882
Telecommunication Services 1.3%
Wireless Telecommunication Services
American Tower Corp. "A"* (a)	166,600	8,539,916

Total Common Stocks (Cost $502,887,026)		677,745,716
Securities Lending Collateral 46.8%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $317,884,421)	317,884,421	317,884,421
Cash Equivalents 0.7%
Central Cash Management Fund, 0.21% (b) (Cost $4,776,226)	4,776,226	4,776,226

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $825,547,673) †	147.2	1,000,406,363
Other Assets and Liabilities, Net	(47.2)	(320,845,658)

Net Assets	100.0	679,560,705

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $828,323,472.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $172,082,891.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $185,568,937 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,486,046.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $310,075,538 which is 45.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$677,745,716	$—	$—	$677,745,716
Short-Term Investments(d)	322,660,647	—	—	322,660,647
Total	$1,000,406,363	$—	$—	$1,000,406,363

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)
Common Stocks 97.2%
Australia 1.7%
Austal Ltd.	395,178	936,271
Lynas Corp., Ltd.*	1,150,822	1,518,427

(Cost $1,447,936)		2,454,698
Bermuda 0.7%
Lazard Ltd. "A" (Cost $666,344)	27,300	957,684
Brazil 1.4%
Diagnosticos da America SA	111,300	1,341,915
Fleury SA	58,300	723,581

(Cost $1,175,694)		2,065,496
Canada 1.5%
SunOpta, Inc.*	234,000	1,425,060
Thompson Creek Metals Co., Inc.*	68,800	741,664

(Cost $2,766,815)		2,166,724
Channel Islands 0.8%
Randgold Resources Ltd. (ADR) (a) (b) (Cost $735,052)	11,800	1,197,228
China 4.0%
Charm Communications, Inc. (ADR)*	25,100	196,282
ChinaCache International Holdings Ltd. (ADR)*	2,528	35,139
hiSoft Technology International Ltd. (ADR)*	61,600	1,514,744
Minth Group Ltd.	1,105,800	2,212,007
VanceInfo Technologies, Inc. (ADR)* (b)	56,700	1,833,678

(Cost $1,756,702)		5,791,850
Cyprus 0.4%
Prosafe SE (c) (Cost $681,555)	104,343	643,305
France 2.1%
Flamel Technologies SA (ADR)*	169,600	1,227,904
JC Decaux SA*	45,071	1,190,548
Meetic	19,827	627,087

(Cost $3,646,705)		3,045,539
Germany 5.9%
Fresenius Medical Care AG & Co. KGaA	76,307	4,714,951
M.A.X. Automation AG	261,915	997,397
Rational AG	7,284	1,548,099
United Internet AG (Registered)	78,543	1,270,085

(Cost $2,735,625)		8,530,532
Gibraltar 0.6%
PartyGaming PLC* (Cost $887,555)	214,906	932,026
Greece 0.5%
Hellenic Exchanges SA	61,000	434,401
Jumbo SA	52,382	352,283

(Cost $1,606,785)		786,684
Hong Kong 7.4%
Dah Sing Banking Group Ltd.	555,400	1,045,126
EVA Precision Industrial Holdings Ltd. (d)	2,700,000	1,585,406
K Wah International Holdings Ltd.	2,552,501	1,011,174
Kingboard Chemical Holdings Ltd.	290,640	1,471,035
Midland Holdings Ltd.	1,998,357	1,848,937
REXLot Holdings Ltd. (d)	14,450,000	1,368,901
Shui On Construction & Materials Ltd.	658,000	811,632
Wing Hang Bank Ltd.	133,700	1,601,447

(Cost $6,515,329)		10,743,658
India 0.4%
Magma Fincorp Ltd. (Cost $467,151)	307,555	527,889
Ireland 4.1%
C&C Group PLC (e)	149,879	652,556
C&C Group PLC (e)	185,737	816,035
ICON PLC (ADR)*	44,900	970,738
Norkom Group PLC*	292,633	376,105
Paddy Power PLC	39,555	1,388,001
Ryanair Holdings PLC (e)	2,200	11,749
Ryanair Holdings PLC (e)	312,536	1,670,304

(Cost $4,121,744)		5,885,488
Italy 0.6%
Prysmian SpA (Cost $837,686)	46,571	852,449
Japan 6.9%
FP Corp.	13,300	720,753
Internet Initiative Japan, Inc.	398	1,053,455
Kakaku.com, Inc. (b)	198	1,148,092
M3, Inc. (b)	228	1,009,197
MISUMI Group, Inc.	60,600	1,272,881
Nidec Corp.	15,500	1,381,436
Nippon Seiki Co., Ltd.	79,000	826,545
Nitori Holdings Co., Ltd.	11,600	969,926
Universal Entertainment Corp.*	77,200	1,681,549

(Cost $6,918,062)		10,063,834
Korea 0.8%
S&T Dynamics Co., Ltd. (Cost $741,138)	60,890	1,205,281
Luxembourg 0.6%
L'Occitane International SA* (Cost $590,029)	300,750	840,770
Netherlands 4.3%
Brunel International NV	23,026	719,235
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	48,500	1,185,825
Koninklijke Vopak NV	36,853	1,760,982
QIAGEN NV*	62,600	1,119,869
SBM Offshore NV	74,639	1,416,824

(Cost $3,921,707)		6,202,735
Singapore 1.1%
Venture Corp., Ltd. (Cost $851,930)	221,000	1,651,758
South Africa 0.5%
Northam Platinum Ltd. (Cost $734,867)	108,524	715,633
Spain 0.9%
Tecnicas Reunidas SA	14,090	750,427
Telvent GIT SA*	25,400	574,548

(Cost $1,517,016)		1,324,975
Switzerland 1.3%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)	11,700	304,130
Partners Group Holding AG	9,900	1,640,963

(Cost $1,103,006)		1,945,093
Thailand 0.8%
Kiatnakin Bank PCL (Cost $769,666)	913,600	1,173,984
United Arab Emirates 0.9%
Lamprell PLC (Cost $670,976)	220,696	1,241,029
United Kingdom 9.4%
Aegis Group PLC	277,722	539,668
ARM Holdings PLC	289,717	1,805,951
Ashmore Group PLC	317,788	1,671,623
Babcock International Group PLC	180,919	1,620,935
Burberry Group PLC	51,674	844,845
Domino's Pizza UK & IRL PLC	126,845	936,868
ICAP PLC	98,470	668,732
John Wood Group PLC	122,820	843,816
Michael Page International PLC	190,557	1,380,097
Northgate PLC*	176,640	601,891
Rotork PLC	46,454	1,257,576
Serco Group PLC	162,006	1,566,715

(Cost $9,142,657)		13,738,717
United States 37.6%
Accuray, Inc.*	100,000	622,000
Advance Auto Parts, Inc.	18,150	1,065,042
Aecom Technology Corp.*	48,468	1,175,834
Aeropostale, Inc.*	54,050	1,256,662
Affiliated Managers Group, Inc.*	10,000	780,100
Alpha Natural Resources, Inc.*	25,400	1,045,210
BE Aerospace, Inc.*	42,000	1,273,020
BorgWarner, Inc.*	23,700	1,247,094
Cameron International Corp.*	19,200	824,832
Cardtronics, Inc.*	72,000	1,110,960
Central European Distribution Corp.* (f)	31,300	698,616
Cliffs Natural Resources, Inc.	17,700	1,131,384
Darling International, Inc.*	84,100	716,532
Deckers Outdoor Corp.*	33,000	1,648,680
Diamond Foods, Inc. (b)	35,100	1,438,749
Dresser-Rand Group, Inc.*	27,800	1,025,542
EnerNOC, Inc.* (b)	27,700	870,057
EXCO Resources, Inc.	43,000	639,410
FSI International, Inc.*	193,500	514,710
FTI Consulting, Inc.* (b)	38,850	1,347,706
Green Mountain Coffee Roasters, Inc.* (b)	34,350	1,071,377
Guess?, Inc.	30,700	1,247,341
Harris Corp.	23,500	1,040,815
hhgregg, Inc.* (b)	46,900	1,161,244
iGATE Corp.	63,900	1,159,146
Itron, Inc.*	26,900	1,647,087
Jarden Corp.	23,400	728,442
Jefferies Group, Inc. (b)	56,400	1,279,716
Joy Global, Inc.	22,075	1,552,314
Lam Research Corp.*	20,300	849,555
Life Technologies Corp.*	30,200	1,410,038
Merge Healthcare, Inc.*	150,025	435,073
Metabolix, Inc.* (b)	45,800	576,164
NIC, Inc.	102,000	845,580
Northern Oil & Gas, Inc.* (b)	52,400	887,656
NxStage Medical, Inc.*	109,700	2,095,270
Owens & Minor, Inc.	38,450	1,094,287
Owens-Illinois, Inc.*	25,800	723,948
Prosperity Bancshares, Inc. (b)	25,700	834,479
Questcor Pharmaceuticals, Inc.*	100,300	994,976
Rovi Corp.* (b)	23,300	1,174,553
Schweitzer-Mauduit International, Inc.	33,200	1,935,892
Stericycle, Inc.* (b)	17,600	1,222,848
SXC Health Solutions Corp.*	24,000	875,280
Sycamore Networks, Inc.	30,900	1,001,469
Thoratec Corp.* (b)	57,200	2,115,256
TiVo, Inc.*	64,100	580,746
Ultra Petroleum Corp.*	29,400	1,234,212
Urban Outfitters, Inc.*	42,100	1,323,624
VIVUS, Inc.* (b)	80,000	535,200
Waddell & Reed Financial, Inc. "A"	26,800	733,248

(Cost $38,293,028)		54,798,976

Total Common Stocks (Cost $95,302,760)		141,484,035
Participatory Note 0.0%
Indonesia
Indofood CBP Sukses Makmur TBK PT (issuer Merrill Lynch International & Co.) Expiration Date 9/28/2015* (Cost $72,707)	119,500	71,987
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd. Expiration Date 10/31/2012* (Cost $0)	39,014	24,337
Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 0.29% (g) (h) (Cost $13,916,063)	13,916,063	13,916,063
Cash Equivalents 2.7%
Central Cash Management Fund, 0.21% (g) (Cost $3,916,226)	3,916,226	3,916,226

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $113,207,756) †	109.5	159,412,648
Other Assets and Liabilities, Net	(9.5)	(13,827,629)

Net Assets	100.0	145,585,019

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $114,536,067.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $44,876,581.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,299,102 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,422,521.

(a)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $13,558,262 which is 9.3% of net assets.
(c)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(f)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2010 the DWS Global Opportunities VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Participatory Note & Warrants
Industrials	28,602,659	20.2%
Consumer Discretionary	25,467,759	18.0%
Information Technology	22,199,675	15.7%
Health Care	21,861,699	15.4%
Financials	17,320,463	12.2%
Energy	10,552,263	7.5%
Materials	8,684,929	6.1%
Consumer Staples	6,890,912	4.9%
Total	141,580,359	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$—	$2,454,698	$—	$2,454,698
Bermuda	957,684	—	—	957,684
Brazil	2,065,496	—	—	2,065,496
Canada	2,166,724	—	—	2,166,724
Channel Islands	1,197,228	—	—	1,197,228
China	3,579,843	2,212,007	—	5,791,850
Cyprus	—	643,305	—	643,305
France	1,227,904	1,817,635	—	3,045,539
Germany	—	8,530,532	—	8,530,532
Gibraltar	—	932,026	—	932,026
Greece	—	786,684	—	786,684
Hong Kong	—	10,767,995	—	10,767,995
India	—	527,889	—	527,889
Ireland	970,738	4,914,750	—	5,885,488
Italy	—	852,449	—	852,449
Japan	—	10,063,834	—	10,063,834
Korea	—	1,205,281	—	1,205,281
Luxembourg	—	840,770	—	840,770
Netherlands	1,185,825	5,016,910	—	6,202,735
Singapore	—	1,651,758	—	1,651,758
South Africa	—	715,633	—	715,633
Spain	574,548	750,427	—	1,324,975
Switzerland	—	1,945,093	—	1,945,093
Thailand	—	1,173,984	—	1,173,984
United Arab Emirates	—	1,241,029	—	1,241,029
United Kingdom	—	13,738,717	—	13,738,717
United States	54,798,976	—	—	54,798,976
Participatory Note	—	71,987	—	71,987
Short-Term Investments(i)	17,832,289	—	—	17,832,289
Total	$86,557,255	$72,855,393	$—	$159,412,648

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(i)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 9.2%
Auto Components 0.1%
Magna International, Inc.	1,700	139,842
Automobiles 0.2%
Toyota Motor Corp. (ADR)	2,100	150,318
Diversified Consumer Services 0.3%
Career Education Corp.* (a)	10,900	234,023
DeVry, Inc.	1,900	93,499

		327,522
Hotels Restaurants & Leisure 0.5%
Panera Bread Co. "A"*	1,200	106,332
Starbucks Corp.	15,100	386,258

		492,590
Household Durables 0.7%
Garmin Ltd. (a)	11,700	355,095
Whirlpool Corp.	3,300	267,168

		622,263
Internet & Catalog Retail 1.0%
Liberty Media Corp. - Interactive "A"*	32,700	448,317
Priceline.com, Inc.*	1,500	522,510

		970,827
Media 2.6%
Comcast Corp. "A" (a)	50,700	916,656
Discovery Communications, Inc. "A"*	1,700	74,035
Liberty Media-Starz "A"*	1,800	116,784
News Corp. "A"	9,100	118,846
Time Warner, Inc.	25,400	778,510
Walt Disney Co.	13,000	430,430

		2,435,261
Multiline Retail 1.1%
Dillard's, Inc. "A" (a)	16,300	385,332
Kohl's Corp.*	10,400	547,872
Sears Holdings Corp.* (a)	1,600	115,424

		1,048,628
Specialty Retail 1.6%
Advance Auto Parts, Inc.	8,200	481,176
Barnes & Noble, Inc. (a)	9,300	150,753
Rent-A-Center, Inc.	3,200	71,616
Ross Stores, Inc.	3,400	185,708
TJX Companies, Inc. (a)	13,100	584,653

		1,473,906
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	6,700	287,832
Deckers Outdoor Corp.*	2,100	104,916
NIKE, Inc. "B"	5,600	448,784
VF Corp.	2,000	162,040

		1,003,572
Consumer Staples 8.4%
Beverages 0.5%
Fomento Economico Mexicano SAB de CV (ADR)	6,300	319,599
Hansen Natural Corp.*	1,900	88,578
Molson Coors Brewing Co. "B"	2,400	113,328

		521,505
Food & Staples Retailing 1.6%
Wal-Mart Stores, Inc.	24,900	1,332,648
Whole Foods Market, Inc.* (a)	3,600	133,596

		1,466,244
Food Products 4.0%
Archer-Daniels-Midland Co.	32,900	1,050,168
Corn Products International, Inc.	5,100	191,250
Del Monte Foods Co.	6,100	79,971
Fresh Del Monte Produce, Inc.*	6,400	138,880
H.J. Heinz Co.	5,500	260,535
Hormel Foods Corp.	3,000	133,800
The Hershey Co.	14,600	694,814
The J.M. Smucker Co.	1,500	90,795
Tyson Foods, Inc. "A"	57,000	913,140
Unilever PLC (ADR)	5,700	165,870

		3,719,223
Household Products 1.3%
Colgate-Palmolive Co.	2,800	215,208
Kimberly-Clark Corp. (a)	9,300	604,965
Procter & Gamble Co.	6,700	401,799

		1,221,972
Personal Products 0.5%
Herbalife Ltd.	5,900	356,065
Medifast, Inc.*	3,200	86,816

		442,881
Tobacco 0.5%
Lorillard, Inc.	6,300	505,953
Energy 11.4%
Energy Equipment & Services 4.4%
Complete Production Services, Inc.*	7,200	147,240
Helmerich & Payne, Inc.	3,300	133,518
National-Oilwell Varco, Inc.	30,400	1,351,888
Noble Corp.	8,000	270,320
Oil States International, Inc.*	10,800	502,740
Patterson-UTI Energy, Inc. (a)	17,800	304,024
Rowan Companies, Inc.*	10,300	312,708
Transocean Ltd.*	16,700	1,073,643

		4,096,081
Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum Corp.	2,900	165,445
Chevron Corp.	34,800	2,820,540
Cimarex Energy Co.	4,500	297,810
ConocoPhillips	9,500	545,585
Devon Energy Corp.	6,900	446,706
ExxonMobil Corp.	1,200	74,148
Marathon Oil Corp.	12,700	420,370
Murphy Oil Corp.	13,200	817,344
Tesoro Corp.	17,300	231,128
Valero Energy Corp.	45,400	794,954

		6,614,030
Financials 16.7%
Capital Markets 1.0%
American Capital Ltd.*	7,700	44,737
Ameriprise Financial, Inc.	4,900	231,917
Legg Mason, Inc.	4,400	133,364
Morgan Stanley	20,000	493,600

		903,618
Commercial Banks 3.9%
CIT Group, Inc.*	8,200	334,724
Fifth Third Bancorp.	41,400	498,042
Huntington Bancshares, Inc.	51,700	293,139
KeyCorp (a)	28,700	228,452
M&T Bank Corp.	1,700	139,077
PNC Financial Services Group, Inc.	9,200	477,572
Popular, Inc.*	18,400	53,360
Regions Financial Corp.	32,700	237,729
SunTrust Banks, Inc.	31,500	813,645
Webster Financial Corp.	3,600	63,216
Wells Fargo & Co.	20,600	517,678

		3,656,634
Consumer Finance 2.5%
Capital One Financial Corp. (a)	38,000	1,502,900
Discover Financial Services	53,100	885,708

		2,388,608
Diversified Financial Services 2.9%
Citigroup, Inc.*	70,100	273,390
ING Groep NV (ADR)*	3,600	37,044
JPMorgan Chase & Co.	57,600	2,192,832
PHH Corp.* (a)	7,000	147,420
The NASDAQ OMX Group, Inc.*	4,900	95,207

		2,745,893
Insurance 6.1%
ACE Ltd.	21,000	1,223,250
Allied World Assurance Co. Holdings Ltd.	5,000	282,950
Arch Capital Group Ltd.* (a)	2,300	192,740
Aspen Insurance Holdings Ltd. (a)	5,700	172,596
Assurant, Inc.	7,700	313,390
Axis Capital Holdings Ltd.	3,000	98,820
Berkshire Hathaway, Inc. "A"* (a)	3	373,500
Berkshire Hathaway, Inc. "B"*	5,100	421,668
Chubb Corp.	9,400	535,706
Everest Re Group Ltd.	2,700	233,469
Old Republic International Corp. (a)	8,100	112,185
Platinum Underwriters Holdings Ltd.	2,600	113,152
Prudential Financial, Inc.	10,400	563,472
The Travelers Companies, Inc.	20,200	1,052,420

		5,689,318
Real Estate Investment Trusts 0.1%
Hospitality Properties Trust (REIT)	2,200	49,126
Thrifts & Mortgage Finance 0.2%
People's United Financial, Inc.	9,400	123,046
Radian Group, Inc.	14,500	113,390

		236,436
Health Care 14.9%
Biotechnology 1.7%
Amgen, Inc.*	10,300	567,633
Biogen Idec, Inc.*	6,800	381,616
Cephalon, Inc.* (a)	9,500	593,180

		1,542,429
Health Care Providers & Services 8.5%
Aetna, Inc.	27,000	853,470
AmerisourceBergen Corp.	40,800	1,250,928
Cardinal Health, Inc.	35,500	1,172,920
Coventry Health Care, Inc.*	26,400	568,392
Health Net, Inc.*	6,500	176,735
Humana, Inc.*	13,300	668,192
UnitedHealth Group, Inc.	49,700	1,744,967
WellPoint, Inc.*	27,100	1,534,944

		7,970,548
Pharmaceuticals 4.7%
Eli Lilly & Co. (a)	34,400	1,256,632
Endo Pharmaceuticals Holdings, Inc.* (a)	17,800	591,672
Forest Laboratories, Inc.*	52,400	1,620,732
Johnson & Johnson	8,200	508,072
King Pharmaceuticals, Inc.*	9,400	93,624
Medicis Pharmaceutical Corp. "A"	5,200	154,180
Par Pharmaceutical Companies, Inc.*	5,900	171,572
Perrigo Co. (a)	700	44,954

		4,441,438
Industrials 11.6%
Aerospace & Defense 2.5%
General Dynamics Corp.	4,500	282,645
Honeywell International, Inc.	7,620	334,823
Northrop Grumman Corp.	19,300	1,170,159
Raytheon Co.	12,400	566,804

		2,354,431
Air Freight & Logistics 1.8%
FedEx Corp.	9,900	846,450
United Parcel Service, Inc. "B" (a)	13,100	873,639

		1,720,089
Airlines 0.2%
Alaska Air Group, Inc.*	3,500	178,605
Commercial Services & Supplies 0.8%
Cintas	8,400	231,420
R.R. Donnelley & Sons Co. (a)	19,600	332,416
Republic Services, Inc.	5,900	179,891

		743,727
Construction & Engineering 0.5%
EMCOR Group, Inc.*	10,600	260,654
KBR, Inc.	3,700	91,168
Shaw Group, Inc.* (a)	3,700	124,172

		475,994
Electrical Equipment 0.2%
Regal-Beloit Corp.	700	41,083
Rockwell Automation, Inc.	2,100	129,633

		170,716
Industrial Conglomerates 2.5%
3M Co. (a)	23,600	2,046,356
Koninklijke Philips Electronics NV (NY Registered Shares)	3,400	106,488
Siemens AG (ADR)	1,500	158,100

		2,310,944
Machinery 1.2%
Deere & Co.	2,800	195,384
Dover Corp.	2,900	151,409
Eaton Corp.	3,900	321,711
Oshkosh Corp.*	10,100	277,750
Trinity Industries, Inc. (a)	8,600	191,522

		1,137,776
Professional Services 0.3%
Manpower, Inc. (a)	5,100	266,220
Road & Rail 1.2%
Norfolk Southern Corp.	7,400	440,374
Ryder System, Inc.	16,800	718,536

		1,158,910
Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	3,300	393,063
Information Technology 16.6%
Communications Equipment 1.1%
Cisco Systems, Inc.*	7,000	153,300
Motorola, Inc.*	37,400	319,022
QUALCOMM, Inc.	6,800	306,816
Tellabs, Inc.	37,500	279,375

		1,058,513
Computers & Peripherals 3.0%
Apple, Inc.*	4,200	1,191,750
Dell, Inc.*	21,600	279,936
EMC Corp.*	8,500	172,635
Lexmark International, Inc. "A"*	15,600	696,072
SanDisk Corp.*	12,400	454,460
STEC, Inc.* (a)	4,100	51,045

		2,845,898
Electronic Equipment, Instruments & Components 3.9%
Anixter International, Inc.*	1,600	86,384
Arrow Electronics, Inc.*	20,100	537,273
Avnet, Inc.*	17,100	461,871
Corning, Inc.	12,200	223,016
Flextronics International Ltd.*	16,700	100,868
Ingram Micro, Inc. "A"*	23,100	389,466
Jabil Circuit, Inc.	24,100	347,281
Tech Data Corp.* (a)	10,800	435,240
Tyco Electronics Ltd.	25,800	753,876
Vishay Intertechnology, Inc.* (a)	31,800	307,824

		3,643,099
Internet Software & Services 0.8%
AOL, Inc.*	12,100	299,475
IAC/InterActiveCorp.* (a)	16,100	422,947

		722,422
IT Services 4.4%
Automatic Data Processing, Inc.	6,000	252,180
Computer Sciences Corp.	26,400	1,214,400
International Business Machines Corp.	18,000	2,414,520
Western Union Co.	13,200	233,244

		4,114,344
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	11,900	373,422
Fairchild Semiconductor International, Inc.*	8,000	75,200
Intel Corp.	44,200	849,966
Micron Technology, Inc.* (a)	35,200	253,792
TriQuint Semiconductor, Inc.*	5,200	49,920

		1,602,300
Software 1.7%
Microsoft Corp.	64,575	1,581,442
Materials 4.6%
Chemicals 2.5%
Ashland, Inc.	10,300	502,331
Cytec Industries, Inc.	4,800	270,624
E.I. du Pont de Nemours & Co.	14,500	646,990
Lubrizol Corp.	9,200	974,924

		2,394,869
Construction Materials 0.2%
Cemex SAB de CV (ADR)	18,600	158,100
Containers & Packaging 0.0%
Sealed Air Corp.	1,900	42,712
Metals & Mining 1.8%
Barrick Gold Corp.	6,900	319,401
Eldorado Gold Corp.	11,700	216,333
Freeport-McMoRan Copper & Gold, Inc.	7,700	657,503
Newmont Mining Corp.	7,300	458,513

		1,651,750
Paper & Forest Products 0.1%
MeadWestvaco Corp.	3,000	73,140
Telecommunication Services 3.6%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	66,280	1,895,608
Verizon Communications, Inc. (a)	34,500	1,124,355

		3,019,963
Wireless Telecommunication Services 0.4%
Vodafone Group PLC (ADR)	13,300	329,973
Utilities 2.0%
Electric Utilities 0.9%
Duke Energy Corp.	32,300	572,033
Edison International	2,100	72,219
Korea Electric Power Corp. (ADR)*	6,300	81,459
Progress Energy, Inc.	3,600	159,912

		885,623
Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc.	5,000	161,200
NRG Energy, Inc.* (a)	30,941	644,192

		805,392
Multi-Utilities 0.2%
Ameren Corp.	6,300	178,920

Total Common Stocks (Cost $84,977,862)		92,895,601
Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $12,917,134)	12,917,134	12,917,134
Cash Equivalents 1.0%
Central Cash Management Fund, 0.21% (b) (Cost $994,528)	994,528	994,528

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $98,889,524) †	113.8	106,807,263
Other Assets and Liabilities, Net	(13.8)	(12,963,652)

Net Assets	100.0	93,843,611

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $100,187,913.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $6,619,350.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,579,621 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,960,271.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $12,628,118 which is 13.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/17/2010	17	966,195	8,345

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$92,895,601	$—	$—	$92,895,601
Short-Term Investments(d)	13,911,662	—	—	13,911,662
Derivatives(e)	8,345	—	—	8,345
Total	$106,815,608	$—	$—	$106,815,608

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$8,345

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)
Common Stocks 98.8%
Health Care 98.8%
Biotechnology 25.0%
Acorda Therapeutics, Inc.* (a)	5,300	175,006
Alexion Pharmaceuticals, Inc.*	19,800	1,274,328
Allos Therapeutics, Inc.*	22,300	105,256
AMAG Pharmaceuticals, Inc.*	5,000	86,050
Amgen, Inc.*	26,450	1,457,659
Amylin Pharmaceuticals, Inc.* (a)	12,000	250,200
ArQule, Inc.* (a)	21,500	110,725
Biogen Idec, Inc.* (a)	9,520	534,262
BioMarin Pharmaceutical, Inc.* (a)	27,100	605,685
Celera Corp.*	18,600	125,364
Celgene Corp.* (a)	21,760	1,253,594
Cepheid, Inc.* (a)	6,500	121,615
Dendreon Corp.*	4,900	201,782
Exelixis, Inc.* (a)	35,300	138,376
Gen-Probe, Inc.* (a)	5,900	285,914
Genzyme Corp.*	11,400	807,006
Gilead Sciences, Inc.* (a)	22,400	797,664
Halozyme Therapeutics, Inc.* (a)	32,400	249,804
Human Genome Sciences, Inc.*	14,400	428,976
ImmunoGen, Inc.* (a)	24,500	153,615
Immunomedics, Inc.* (a)	29,700	95,634
Incyte Corp.* (a)	36,700	586,833
Intercell AG*	6,000	136,207
InterMune, Inc.*	4,000	54,480
Myriad Genetics, Inc.*	6,900	113,229
Onyx Pharmaceuticals, Inc.*	4,583	120,900
Regeneron Pharmaceuticals, Inc.* (a)	10,800	295,920
Savient Pharmaceuticals, Inc.*	2,974	68,015
Theravance, Inc.* (a)	6,903	138,750
United Therapeutics Corp.* (a)	8,700	487,287
Vertex Pharmaceuticals, Inc.* (a)	18,700	646,459

		11,906,595
Health Care Services 18.9%
Aetna, Inc.	16,400	518,404
Allscripts Healthcare Solutions, Inc.*	13,589	250,989
Cardinal Health, Inc.	14,100	465,864
Cerner Corp.* (a)	8,000	671,920
CIGNA Corp.	11,300	404,314
CVS Caremark Corp.	14,931	469,878
Express Scripts, Inc.*	19,600	954,520
Fresenius Medical Care AG & Co. KGaA	15,297	945,190
Genoptix, Inc.* (a)	7,200	102,240
Laboratory Corp. of America Holdings* (a)	5,500	431,365
McKesson Corp.	14,700	908,166
MedAssets, Inc.* (a)	6,700	140,968
Medco Health Solutions, Inc.*	16,668	867,736
Quest Diagnostics, Inc.	5,836	294,543
Tenet Healthcare Corp.*	11,000	51,920
UnitedHealth Group, Inc.	35,400	1,242,894
WellPoint, Inc.*	4,600	260,544

		8,981,455
Life Sciences Tools & Services 5.9%
Illumina, Inc.* (a)	3,700	182,040
Life Technologies Corp.*	18,129	846,443
Mettler-Toledo International, Inc.*	2,800	348,432
PerkinElmer, Inc. (a)	13,300	307,762
Thermo Fisher Scientific, Inc.*	16,900	809,172
Waters Corp.*	4,300	304,354

		2,798,203
Medical Supply & Specialty 17.6%
Accuray, Inc.*	11,500	71,530
Baxter International, Inc.	23,026	1,098,571
Beckman Coulter, Inc. (a)	4,100	200,039
Becton, Dickinson & Co.	9,800	726,180
BioMimetic Therapeutics, Inc.*	2,300	26,220
C.R. Bard, Inc. (a)	4,700	382,721
Covidien PLC	22,976	923,405
Hologic, Inc.*	8,799	140,872
Kinetic Concepts, Inc.* (a)	7,100	259,718
Masimo Corp. (a)	5,400	147,474
Medtronic, Inc.	34,300	1,151,794
Owens & Minor, Inc. (a)	9,000	256,140
ResMed, Inc.* (a)	3,706	121,594
Sirona Dental Systems, Inc.*	6,500	234,260
St. Jude Medical, Inc.*	19,000	747,460
Stryker Corp. (a)	10,900	545,545
Thoratec Corp.* (a)	6,400	236,672
Varian Medical Systems, Inc.* (a)	4,000	242,000
Wright Medical Group, Inc.* (a)	7,700	110,957
Zimmer Holdings, Inc.* (a)	14,100	737,853

		8,361,005
Pharmaceuticals 31.4%
Abbott Laboratories	30,900	1,614,216
Allergan, Inc.	8,500	565,505
Ardea Biosciences, Inc.*	7,300	167,900
Auxilium Pharmaceuticals, Inc.* (a)	6,100	151,158
Bristol-Myers Squibb Co.	42,500	1,152,175
Cardiome Pharma Corp.*	14,200	86,620
Eli Lilly & Co.	6,678	243,947
Forest Laboratories, Inc.*	15,000	463,950
Inspire Pharmaceuticals, Inc.* (a)	22,300	132,685
Johnson & Johnson	28,800	1,784,448
Merck & Co., Inc.	62,783	2,311,042
Mylan, Inc.* (a)	36,566	687,806
Novartis AG (Registered)	14,474	834,049
Pfizer, Inc.	137,350	2,358,300
Pharmasset, Inc.* (a)	4,100	120,950
Questcor Pharmaceuticals, Inc.* (a)	21,600	214,272
Roche Holding AG (Genusschein)	3,522	480,895
Salix Pharmaceuticals Ltd.* (a)	7,700	305,844
Shire PLC (ADR) (a)	9,000	605,520
Valeant Pharmaceuticals International, Inc. (a)	24,496	613,625
VIVUS, Inc.* (a)	10,700	71,583

		14,966,490

Total Common Stocks (Cost $35,190,885)		47,013,748
Securities Lending Collateral 28.8%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $13,719,789)	13,719,789	13,719,789
Cash Equivalents 1.2%
Central Cash Management Fund, 0.21% (b) (Cost $590,072)	590,072	590,072

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $49,500,746) †	128.8	61,323,609
Other Assets and Liabilities, Net	(28.8)	(13,719,311)

Net Assets	100.0	47,604,298

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $49,958,353. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $11,365,256. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,314,486 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,949,230.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $13,366,806 which is 28.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$11,770,388	$136,207	$—	$11,906,595
Health Care Services	8,036,265	945,190	—	8,981,455
Life Sciences Tools & Services	2,798,203	—	—	2,798,203
Medical Supply & Specialty	8,361,005	—	—	8,361,005
Pharmaceuticals	13,651,546	1,314,944	—	14,966,490
Short-Term Investments(d)	14,309,861	—	—	14,309,861
Total	$58,927,268	$2,396,341	$—	$61,323,609

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS International VIP

	Shares	Value ($)
Common Stocks 93.1%
Australia 4.3%
Australia & New Zealand Banking Group Ltd.	71,639	1,639,735
BHP Billiton Ltd.	133,112	5,075,130
National Australia Bank Ltd.	60,618	1,484,746
Woodside Petroleum Ltd.	110,637	4,692,532

(Cost $10,809,938)		12,892,143
Belgium 0.8%
Belgacom SA (Cost $2,007,340)	58,982	2,302,478
Denmark 2.3%
A P Moller-Maersk AS "B"	517	4,296,821
Carlsberg AS "B"	23,666	2,466,004

(Cost $5,277,368)		6,762,825
Finland 0.4%
Sampo Oyj "A" (Cost $1,211,644)	45,608	1,232,799
France 12.4%
Air Liquide SA	31,969	3,911,426
Atos Origin SA*	23,439	1,062,655
BNP Paribas	49,740	3,554,481
Cap Gemini	114,950	5,776,761
Carrefour SA	70,584	3,801,489
France Telecom SA	97,204	2,103,292
Sanofi-Aventis	76,640	5,114,305
Societe Generale	72,111	4,174,874
Total SA	87,195	4,497,463
Vinci SA	63,366	3,183,352

(Cost $33,015,527)		37,180,098
Germany 9.3%
Allianz SE (Registered)	42,860	4,838,520
BASF SE	46,267	2,923,128
Bayerische Motoren Werke (BMW) AG	26,138	1,836,229
Daimler AG (Registered)*	16,841	1,068,482
E.ON AG	30,790	906,257
Linde AG	40,914	5,336,955
MAN SE	9,818	1,070,953
Metro AG	47,652	3,104,752
SAP AG	60,587	3,001,236
Siemens AG (Registered)	36,445	3,854,634

(Cost $23,868,084)		27,941,146
Italy 2.0%
Eni SpA	71,098	1,534,974
Saipem SpA	82,877	3,327,208
UniCredit SpA	470,075	1,203,751

(Cost $4,074,893)		6,065,933
Japan 15.2%
Canon, Inc.	127,266	5,951,085
FANUC Ltd.	47,888	6,073,604
Komatsu Ltd.	266,442	6,203,365
Mitsubishi Corp.	189,680	4,501,435
Mitsui O.S.K Lines Ltd.	241,890	1,524,874
Nintendo Co., Ltd.	5,402	1,350,036
Nitori Holdings Co., Ltd.	15,295	1,278,881
NTT DoCoMo, Inc.	2,313	3,862,910
Panasonic Corp.	181,442	2,461,321
Seven & I Holdings Co., Ltd.	144,949	3,402,189
Shin-Etsu Chemical Co., Ltd.	86,920	4,244,296
Sumitomo Mitsui Financial Group, Inc.	60,864	1,776,030
Yamada Denki Co., Ltd.	48,310	2,998,033

(Cost $40,184,386)		45,628,059
Netherlands 9.5%
Akzo Nobel NV	41,447	2,564,153
ING Groep NV (CVA)*	597,258	6,168,278
Koninklijke (Royal) KPN NV	349,598	5,411,812
Koninklijke Ahold NV	230,880	3,113,618
Koninklijke Philips Electronics NV	99,518	3,137,023
Royal Dutch Shell PLC "A"	264,431	7,964,188

(Cost $26,841,405)		28,359,072
Norway 2.8%
DnB NOR ASA	238,473	3,251,282
Statoil ASA	248,629	5,190,694

(Cost $8,431,112)		8,441,976
Russia 0.8%
Sberbank (Cost $1,016,739)	859,923	2,380,389
Spain 2.0%
Banco Santander SA	232,761	2,949,015
Telefonica SA	126,544	3,139,284

(Cost $5,804,169)		6,088,299
Sweden 4.2%
Alfa Laval AB	76,062	1,334,794
Hennes & Mauritz AB "B"	98,114	3,552,377
Nordea Bank AB	87,839	916,398
Skandinaviska Enskilda Banken AB "A"	436,478	3,242,161
Swedbank AB "A"*	183,991	2,554,821
Telefonaktiebolaget LM Ericsson "B"	76,478	840,139

(Cost $9,725,078)		12,440,690
Switzerland 6.9%
Compagnie Financiere Richemont SA "A"	72,432	3,486,170
Nestle SA (Registered)	159,858	8,519,825
SGS SA (Registered)	1,705	2,757,067
Xstrata PLC	314,126	6,032,123

(Cost $15,273,957)		20,795,185
United Kingdom 20.2%
AMEC PLC	306,805	4,759,674
British American Tobacco PLC	195,235	7,294,281
Diageo PLC	244,755	4,217,606
GlaxoSmithKline PLC	295,537	5,830,517
HSBC Holdings PLC	586,621	5,940,735
Legal & General Group PLC	1,654,400	2,695,294
Lloyds Banking Group PLC*	1,805,190	2,106,803
Pearson PLC	77,123	1,194,623
Reckitt Benckiser Group PLC	27,044	1,488,755
Rio Tinto PLC	112,515	6,606,783
Rolls-Royce Group PLC*	321,526	3,052,147
Tesco PLC	309,580	2,063,030
Vodafone Group PLC	3,243,729	8,029,740
WPP PLC	489,349	5,419,117

(Cost $55,104,635)		60,699,105

Total Common Stocks (Cost $242,646,275)		279,210,197
Cash Equivalents 7.0%
Central Cash Management Fund, 0.21% (a) (Cost $20,988,266)	20,988,266	20,988,266

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $263,634,541) †	100.1	300,198,463
Other Assets and Liabilities, Net	(0.1)	(151,628)

Net Assets	100.0	300,046,835

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $270,781,465.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $29,416,998.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,551,343 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,134,345.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen

At September 30, 2010 the DWS International VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	52,110,112	18.7%
Industrials	40,990,069	14.7%
Consumer Staples	39,471,549	14.1%
Materials	36,693,994	13.1%
Energy	31,966,733	11.5%
Telecommunication Services	24,849,516	8.9%
Consumer Discretionary	23,295,233	8.4%
Information Technology	17,981,912	6.4%
Health Care	10,944,822	3.9%
Utilities	906,257	0.3%
Total	279,210,197	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$12,892,143	$—	$12,892,143
Belgium	—	2,302,478	—	2,302,478
Denmark	—	6,762,825	—	6,762,825
Finland	—	1,232,799	—	1,232,799
France	—	37,180,098	—	37,180,098
Germany	—	27,941,146	—	27,941,146
Italy	—	6,065,933	—	6,065,933
Japan	—	45,628,059	—	45,628,059
Netherlands	—	28,359,072	—	28,359,072
Norway	—	8,441,976	—	8,441,976
Russia	—	2,380,389	—	2,380,389
Spain	—	6,088,299	—	6,088,299
Sweden	—	12,440,690	—	12,440,690
Switzerland	—	20,795,185	—	20,795,185
United Kingdom	—	60,699,105	—	60,699,105
Short-Term Investments	20,988,266	—	—	20,988,266
Total	$20,988,266	$279,210,197	$—	$300,198,463

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010